Cost method investment	12 Months Ended
Jun. 30, 2022
Cost method investment
Cost method investment

Note 8 – Cost method investment

During the year ended June 30, 2022, the Company entered into a subscription agreement with MineOne Cloud Computing Investment I L.P. (the “Partnership”) on June 10, 2022, pursuant to which the Company made $3 million investment in the Partnership for a sharing percentage of 8.8235%. The Partnership is engaged in building and operating a mining facility in Wyoming, and currently in the construction phase.